Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total		Share capital	Contributed surplus	Accumulated unrealized loss on employee benefit plans	Accumulated foreign currency translation differences & net investment hedge	Accumulated unrealized loss on investment in equity securities	Retained earnings (deficit)
Balance at Dec. 31, 2020		$ 1,788,612		$ 1,120,049	$ 19,783	$ (379)	$ (154,344)	$ 0	$ 803,503
Net income	[1]	754,405							754,405
Other comprehensive income (loss), net of tax		17,524	[1]			87	(2,582)	24,147	(4,128)
Realized (loss) gain on equity securities								(11,594)	11,594
Total comprehensive income (loss)		771,929	[1]			87	(2,582)	12,553	761,871
Share-based payment transactions, net of tax		27,577			27,577
Stock options exercised, net of tax		23,058		26,324	(3,266)
Dividends to owners of the Company		(89,121)							(89,121)
Repurchase of own shares		(198,153)		(23,449)					(174,704)
Net settlement of restricted share units, net of tax		(13,547)		10,257	(4,944)				(18,860)
Total transactions with owners, recorded directly in equity		(250,186)		13,132	19,367				(282,685)
Balance at Dec. 31, 2021	[1]	2,310,355	[2]	1,133,181	39,150	(292)	(156,926)	12,553	1,282,689
Net income		823,232							823,232
Other comprehensive income (loss), net of tax		(23,889)				292	(82,194)	(5,495)	63,508
Realized (loss) gain on equity securities								(1,259)	1,259
Total comprehensive income (loss)		799,343				292	(82,194)	(6,754)	887,999
Share-based payment transactions, net of tax		16,298			16,298
Stock options exercised, net of tax		16,502		22,800	(6,298)
Dividends to owners of the Company		(102,615)							(102,615)
Repurchase of own shares		(567,983)		(68,536)					(499,447)
Net settlement of restricted share units, net of tax		(8,830)		1,784	(7,659)				(2,955)
Total transactions with owners, recorded directly in equity		(646,628)		(43,952)	2,341				(605,017)
Balance at Dec. 31, 2022		$ 2,463,070		$ 1,089,229	$ 41,491	$ 0	$ (239,120)	$ 5,799	$ 1,565,671

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))
[2]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)) and for change in presentation (see note 12).